Share-Based and Unit-Based Compensation - Narrative (Details) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 15, 2021 shares	Dec. 19, 2018	Oct. 31, 2023 shares	Dec. 31, 2018	Dec. 31, 2023 USD ($) employee shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 31, 2024 shares	Jun. 06, 2023 shares	Dec. 31, 2021 shares	Oct. 14, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $						$ 15,100	$ 15,100	$ 23,900
Class A Common Stock | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued upon vesting of participation units, net of tax withholding (in shares)			4,472				4,472
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of participation units outstanding (in shares)	1,197,250					0						10,811,502
Participation units outstanding (in shares)						0	0
Cash payments for settlement of vested participation units | $						$ 0	$ 100	$ 500
Opco
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of vested temporary equity, percentage	40.00%
Business combination, percentage of awards vested	0.33
Opco | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Opco | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Opco | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						1,263,155	311,323	410,069
Share-based compensation expense | $						$ 15,100	$ 15,100	$ 23,900
Reversal of share-based compensation expense | $					$ 1,000
Number of employees terminated | employee					22,000
Maximum period following separation in which vesting awards can be redeemed					60 days
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						248,170	26,945	204,679
Share-based compensation expense | $						$ 700	$ 300	$ 7,700
Percentage of target units earned						200.00%
PSUs | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						33.00%
PSUs | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						33.00%
PSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						33.00%
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target units earned						0.00%
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target units earned						150.00%
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						1,511	338	615
Unrecognized compensation expense | $					$ 14,300	$ 12,900	$ 14,300
Period to recognize unrecognized compensation expense						1 year 4 months 9 days	1 year 4 months 17 days
Accelerated costs | $						$ 4,900	$ 2,300	$ 2,000
Reversal of share-based compensation expense | $						1,100	2,000	1,900
Vested, fair value | $						$ 7,300	$ 8,700	$ 6,500
Shares outstanding (in shares)					521	1,421	521	551			86
RSUs and PSUs | Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of award granted						100.00%	100.00%	100.00%
Preferred Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)												76,475,000
Common incentive unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						0	0	0
Share-based compensation expense | $							$ 1,345	$ 3,663
Shares outstanding (in shares)	17,473,362				309,000	287,000	309,000	332,000			654,000	23,219,745
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	1,032,677								3,034,920
Increase in common stock reserved for future issuance (in shares)									938,625	1,063,618
Opco Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of outstanding and unvested units that vest based on calculated fair market value				8 years
Opco Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in lieu of cash (shares)			4,472
Opco Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Opco Plan | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Opco Plan | Management Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption feature eligibility period		4 years
Redemption period		4 years
Opco Plan | Common incentive unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $					$ 0	$ 0	$ 0